Employee future benefits - Undiscounted Defined Pensions Benefits to be Paid (Details) - Pension benefit plans $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	$ 19,327
2018
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	522
2019
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	541
2020
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	553
2021
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	558
2022
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	564
More than 5 years
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	$ 16,589